SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (Allowance for doubtful accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Allowance for doubtful accounts receivable
Change in valuation and qualifying accounts and reserves
Balance at Beginning of Period	$ 4,000	$ 4,000	$ 4,064
Additions/(Benefits) Charged to Costs and Expenses	155	(149)	(307)
Additions/(Benefits) Charged to Other Accounts Describe	0	0	0
Deductions-Describe, uncollectible accounts written off	169	233	340
Deductions-Describe, recoveries on accounts previously written off	(14)	(382)	(583)
Balance at End of Period	$ 4,000	$ 4,000	$ 4,000